Securities and Exchange Commission

Washington, DC 20549

Rule 23c-2 Notice of Intention to

Redeem Securities

of

Cohen & Steers Worldwide Realty Income Fund, Inc.

280 Park Avenue

New York, New York 10017

under the

Investment Company Act of 1940

Investment Company Act File No. 811-21595

The undersigned registered closed-end investment company hereby notifies the Securities and Exchange Commission (the “Commission”) that it intends to redeem securities of which it is the issuer, as set forth below in accordance with the requirements of Rule 23c-2 under the Investment Company Act of 1940, as amended, and states that it is filing this notice with the Commission pursuant to permission granted by the Commission staff fewer than 30 days prior to the date set for the redemption.

(1)	Title of the class of securities of Cohen & Steers Worldwide Realty Income Fund, Inc. (the “Company”) to be redeemed:

Auction Market Preferred Shares, Series M7 (CUSIP: 19248J209) (“Series M7 Shares”),

Auction Market Preferred Shares, Series W28 (CUSIP: 19248J308) (“Series W28 Shares”),

(together, the “Preferred Shares”)

(2)	Date on which the securities are to be called or redeemed:

Series	Date
M7	July 21, 2009
W28	July 24, 2009

(3)	Applicable provisions of the governing instrument pursuant to which the securities are to be redeemed:

The Preferred Shares are to be redeemed pursuant to Part 1, Section 3(a)(i) of the Articles Supplementary of the Company dated as of May 20, 2005.

(4)	The principal amount or number of shares and the basis upon which the securities to be redeemed are to be selected:

The Company intends to redeem in full each Series, representing the number and amount of outstanding Preferred Shares set forth below:

Series	Shares	Amount
M7	600	$15,000,000
W28	600	$15,000,000

SIGNATURE

Pursuant to the requirement of Rule 23c-2 under the Investment Company Act of 1940, the Company has duly caused this Notice of Intention to Redeem Securities to be signed on its behalf by the undersigned on this 30th day of June, 2009.

COHEN & STEERS WORLDWIDE REALTY INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name:	Adam M. Derechin
Title:	President